INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) - Accounts Receivable [Member]	12 Months Ended
Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Percentage	13.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage	12.00%